Label	Element	Value
Osterweis Strategic Income Fund | MSILF Treasury Securities Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Osterweis Strategic Income Fund | Federated Hermes US Treasury Cash Reserves - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Osterweis Strategic Income Fund | First American US Treasury Money Market Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Osterweis Strategic Income Fund | Unisys Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Osterweis Strategic Income Fund | Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Osterweis Strategic Income Fund | HAT Holdings I LLC / HAT Holdings II LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | Coeur Mining, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | WESCO Distribution, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | Pitney Bowes, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%